Pay vs Performance Disclosure - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ 849	$ (807)	$ (338)	$ 229	$ 42	$ (109)